Acquisition of Asanko Gold (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Acquisition Date Fair Value of Major Class of Consideration Transferred
The following table summarises the acquisition date fair value of the consideration transferred:

UNITED STATES DOLLAR
2018
Cash - Asanko redeemable preference shares and equity	165.0

Total consideration transferred	165.0

An additional US$20 million was invested in the redeemable preference shares in 2019. Refer to note 17 for futher details.

Summary of gain on acquisition
The gain on acquisition was determined as follows:

UNITED STATES DOLLAR
2018
Total fair value of assets acquired	216.8

Redeemable preference shares equity financial asset acquired 1	129.9
Fair value of identifiable net assets acquired 2	86.9

Consideration transferred	(165.0)

Gain on acquisition 3	51.8

1	The redeemable preference shares have the following conditions:

•	Redeemable at the option of the issuer at par value; and
•	Non-interest bearing.
2	The key assumptions used to determine the fair value of the net identifiable assets acquired were as follows:
3
The excess of the fair value of the identifiable net assets acquired over the consideration is recognised immediately in profit or loss as a gain on acquisition. The injection of capital into Asanko Gold Mine for an equity stake represented a favourable deal for Gold Fields, as Asanko needed to refinance the debt of Asanko Gold Mine, resulting in a gain on acquisition.

Summary of Key Assumptions Used to Determine Fair Value of Redeemable Preference Shares at Acquisition
The redeemable preference shares were recognised as an investment in an equity financial instrument measured at fair value through other comprehensive income. The key assumptions used to determine the fair value of the redeemable preference shares of US$129.9 million at acquisition were as follows:

Par value of the preference shares	US$	165.0 million
Market related interest rate		7.85%
Expected redemption period - 2020 to 2023		5 years

Summary of Key Assumptions Used to Determine Fair Value of the Net Identifiable Assets Acquired
2	The key assumptions used to determine the fair value of the net identifiable assets acquired were as follows:

US$ gold price - 2018 to 2019	US$	1,200/oz
US$ gold price - 2020 onwards	US$	1,300/oz
Discount rate		10.27%
Life-of-mine - 2019 to 2030		12 years